Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
Schedule of deferred taxes
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2018 £’000	2017 £’000
Deferred tax assets	2,488	867
Deferred tax liabilities	(2,832)	(2,586)
Net deferred tax	(344)	(1,719)
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2018	At 1 July 2017 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	Acquisition £’000	At 30 June 2018 £’000
Accelerated capital allowances	£(76)	£(2)	£(9)	£—	£—	£(87)
Tax losses	227	—	(165)	—	—	62
Share-based compensation	271	—	309	1,090	—	1,670
Intangible assets	(2,490)	(61)	462	—	—	(2,089)
Other temporary differences	349	(2)	(247)	—	—	100
Total	£(1,719)	£(65)	£350	£1,090	£—	£(344)

Deferred tax 2017	At 1 July 2016 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	Acquisition £’000	At 30 June 2017 £’000
Accelerated capital allowances	£(34)	£—	£(42)	£—	£—	£(76)
Tax losses	312	15	(100)	—	—	227
Share-based compensation	117	(1)	113	42	—	271
Intangible assets	(1,543)	(141)	269	—	(1,075)	(2,490)
Other temporary differences	724	3	(378)	—	—	349
Total	£(424)	£(124)	£(138)	£42	£(1,075)	£(1,719)